Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2023
Other Non-Current Liabilities
Other Non-Current Liabilities

14.  Other Non-Current Liabilities

Other non-current liabilities consist of the following:

	December 31,	December 31,
	2022	2023
Deferred revenue	2,288,111	3,051,022
Warranty liabilities	2,277,144	3,202,936
Deferred government grants	309,762	323,980
Non-current finance lease liabilities	14,457	22,173
Others	254,553	63,694
Total	5,144,027	6,663,805

Deferred government grants mainly consist of specific government subsidies for purchase of land use right and buildings, charging and battery swap equipment, which is amortized using the straight-line method as a deduction of the amortization or depreciation expense of the relevant assets over their remaining estimated useful life.